Business combinations	12 Months Ended
Mar. 31, 2016
Business combinations
Business combinations

3. Business combinations

Acquisition of Symtavision GmbH ("Symtavision")

        On February 23, 2016, the Group has completed the acquisition of Symtavision, a private company incorporated in Germany. Symtavision is a boutique provider of automotive software tools and consulting services focused on scheduling analysis, architecture optimization, and timing verification.

        This acquisition was accounted for as a business combination in accordance with ASC 805, Business Combination.

        In accordance with the stock purchase agreement, Luxoft Global Operations GmbH paid €3,889, or $4,424 at exchange rate of €1=$1.14, upon closing of this transaction. Additionally, Luxoft agreed to pay further €500, or $570, in March 2017 subject to Symtavision achieving certain revenue targets for its 2017 fiscal year.

        The results of Symtavision were included in the consolidated statements of comprehensive income from March 1, 2016.

        The following is the assets and liabilities of Symtavision as of February 23, 2016, reflecting the preliminary purchase price allocation to the net assets acquired:

February 23, 2016
Cash	$397
Other current assets	279
IP rights	4,971
Brand	237
Goodwill	665
Other non-current assets	52

Total assets	6,601
Current liabilities	(514)
Deferred tax liability	(1,663)

Total liabilities	(2,177)

Total net assets acquired	4,424

Total purchase consideration	$4,424

        The Group's financial statements reflect the preliminary purchase price allocation based on the fair value of an identified technology in amount of $4,971which will be amortized over a period of 8 years.

Acquisition of Excelian Limited ("Excelian")

        On February 18, 2015, the Group has completed the acquisition of Excelian, a private company limited by shares incorporated in England and Wales. Excelian is a systems integrator and technology consulting company specializing in trading and risk management software for the financial services and commodities markets.

        This acquisition was accounted for as a business combination in accordance with ASC 805, Business Combination.

        According to the agreement, the Group purchased from the stockholders of Excelian and several holders of options in Excelian all of the issued and outstanding ordinary shares of Excelian for the total consideration of £13,415, or $20,513 at exchange rate of £1=$1.5291, paid by the Company. The results of Excelian were included in the consolidated statements of comprehensive income from February 18, 2015.

        The following is the assets and liabilities of Excelian as of February 18, 2015, reflecting the purchase price allocation to the net assets acquired:

	As Originally Reported	As of March 31, 2016
Cash	$4,676	$4,676
Other current assets	10,261	10,261
Contract-based customer relationships	9,041	9,291
Brand	—	921
Software licenses	512	512
Fixed assets	175	175
Goodwill	4,339	4,710

Total assets	29,004	30,546
Current liabilities	(8,491)	(8,960)
Deferred tax liability	—	(1,073)

Total liabilities	(8,491)	(10,033)

Total net assets acquired	20,513	20,513

Total purchase consideration	$20,513	$20,513

        Based on the additional information obtained during the measurement period about Excelian's business and the importance of its brand, the Company amended the preliminary purchase price allocation resulting in adjustments to goodwill, intangible assets and deferred tax liability with no change to the net assets acquired. The Group's financial statements reflect the finalized purchase price allocation based on the fair value of the identified assets and liabilities.

Acquisition of Radius Inc. ("Radius")

        On October 3, 2014, Luxoft USA, a U.S. subsidiary of the Company, completed the acquisition of Radius Inc, a Washington corporation specializing in the Internet of Things (IoT) in delivering enterprise solutions across mobile, cloud, data and application programming interface technologies, pursuant to a Stock Purchase Agreement ("SPA") dated October 3, 2014 by and among Luxoft USA and the stockholders of Radius (collectively, the "Radius Sellers").

        This acquisition was accounted for as a business combination in accordance with ASC 805, Business Combination.

        In accordance with the SPA, the Group paid $7,920 upon closing of this transaction and $1,980 in April 2015 upon delivery of results for 2014 fiscal year. Payment of the balance of the initial payment was agreed to be made in two equal installments following the delivery of financial statements by Radius for its 2015 and 2016 fiscal years. Additionally, the SPA provided for a final payment of up to $7,900, provided that Radius achieves certain aggregate adjusted EBITDA and revenue CAGR targets for its 2014, 2015 and 2016 fiscal years. The total consideration for the acquisition was not to exceed $27.7 million.

        In September 2015, in conjunction with the mutual election under Section 338(h) of the U.S. Internal Revenue Code ("Section 338(h)"), Luxoft USA and the Radius Sellers agreed to treat the Radius purchase as an asset purchase for tax purposes. In accordance with the SPA, Radius Sellers were compensated for the excess taxes they incurred due to the 338h election. The increase of $693 in the total purchase consideration due to 338h election was treated as a measurement-period adjustment and was allocated to goodwill in the Group's consolidated financial statements.

        Effective February 12, 2016, the Group and the Sellers of Radius Inc. agreed to reduce the remaining consideration payable by 15% and fix this portion of consideration. In accordance with the amendment to the SPA, the two payments of $4,950 due on April 1, 2016 and 2017, respectively, became non-contingent, but reduced by 15% to $4,207 each. The final payment of $7,900 was also reduced by 15% to $6,715 and remained contingent, subject to achieving certain revenue targets. This change in SPA did not affect the purchase price allocation.

        Total gain from revaluation of this consideration for the year ended March 31, 2016, amounted to $1,393 and is included in other operating costs in Statement of Comprehensive income.

        The following is the assets and liabilities of Radius as of October 3, 2014, reflecting the purchase price allocation to the net assets acquired, as originally reported and after the measurement-period adjustment discussed above:

	As Originally Reported	As of March 31, 2016
Contract-based customer relationships	$11,772	$11,772
Fixed assets	163	163
Other assets	275	275
Goodwill	12,674	13,367
Other net current assets	1,781	1,781

Total net assets acquired	26,665	27,358

Total purchase consideration	$26,665	$27,358

        The Group's financial statements reflect the finalized purchase price allocation based on the fair value of the identified assets and liabilities.

        The Group's financial statements reflect the purchase price allocation based on the fair value of an identified client base in the amount of $11,772 which will be amortized over a period of 5 years. The purchase price excess over the fair value of net assets acquired amounted to $13,367 and was recorded as goodwill and allocated to the Group's reporting unit.

Acquisition of Mecel Populus Suite ("Populus")

        On June 30, 2014, the Group entered into the purchase agreement with Mecel AB for the acquisition of Mecel Populus Suite ("Populus"), a complete tool chain for designing, developing and deploying user interfaces for distributed embedded systems. As a result of this transaction, Mecel AB assigned several contracts with its major customers to the Group.

        In accordance with the purchase agreement, the Group paid Mecel AB $1,000 upon closing of this transaction and further $1,000 in November 2014 upon successful knowledge transfer, which was completed. The Group also agreed to pay contingent cash consideration up to $1,000 during the three years following the acquisition subject to the Populus business meeting certain revenue and gross margin indicators. In September 2015, the Group paid $299 in accordance with the agreement.

        The acquisition was accounted for as a business combination in accordance with ASC 805, Business Combination.

        The purchase was consummated on June 30, 2014, and the results of Populus are included in the consolidated statements of comprehensive income from July 1, 2014. The Group's consolidated financial statements reflect the purchase price allocation based on the fair value of identified intangible assets in the amount of $2,364 which will be amortized over a period of 5 years.

        The Group revalues the contingent liability for the purchase of Populus on a quarterly basis. Total gain from revaluation of this consideration for the year ended March 31, 2016, amounted to $206 and is included in other operating costs in Statement of Comprehensive income.